Goodwill (Tables)	3 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in the carrying amount of goodwill between December 31, 2025 and March 31, 2026 is as follows:

	Three Months Ended	Year Ended
	March 31, 2026	December 31, 2025
	(in thousands)
Opening balance	$8,731,689	$9,051,410
Prior period acquisition	—	5,109
Impairment	—	(364,248)
Foreign exchange movement	(5,909)	39,418
Closing balance	$8,725,780	$8,731,689